Other assets (Tables)	12 Months Ended
Mar. 31, 2016
Other Assets Disclosure

Other assets include the following:

	As of March 31,
	2015		2016		2016
	(In millions)
Security deposits for leased property	Rs.	4,232.1	Rs.	4,626.8	US$	69.8
Sundry accounts receivable		12,492.3		17,405.1		262.7
Advance tax (net of provision for taxes)		14,703.2		17,156.8		259.0
Advances		2,682.1		3,670.2		55.4
Prepaid expenses		1,454.2		595.9		9.0
Restricted cash/securitization margin for credit enhancement and securitized transactions		3,197.0		4,138.6		62.5
Derivatives (refer to note 24)		72,415.7		85,223.0		1,286.4
Others		19,301.4		21,396.9		323.0

Total	Rs.	130,478.0	Rs.	154,213.3	US$	2,327.8